Debt (Details)	9 Months Ended		12 Months Ended			0 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended				9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended						0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended									0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended	13 Months Ended	22 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Feb. 14, 2013 8.00% senior notes USD ($)	Dec. 23, 2013 7.75% senior notes USD ($)	Dec. 20, 2013 Maximum 8.00% senior notes USD ($)	Dec. 20, 2013 Minimum 8.00% senior notes USD ($)	Sep. 30, 2014 Swing line loans USD ($)	Dec. 31, 2013 Swing line loans USD ($)	Sep. 30, 2014 Credit Agreement USD ($)	Sep. 30, 2013 Credit Agreement USD ($)	Sep. 30, 2014 Credit Agreement USD ($) item	Sep. 30, 2013 Credit Agreement	Dec. 31, 2013 Credit Agreement USD ($) item	Dec. 31, 2012 Credit Agreement USD ($)	Dec. 31, 2011 Credit Agreement USD ($)	Dec. 09, 2013 Credit Agreement Basin Transload LLC USD ($)	Sep. 30, 2014 Credit Agreement Maximum	Dec. 31, 2013 Credit Agreement Maximum	Sep. 30, 2014 Credit Agreement Minimum	Dec. 31, 2013 Credit Agreement Minimum	Sep. 30, 2014 Credit Agreement Accordion feature Maximum USD ($)	Dec. 31, 2013 Credit Agreement Accordion feature Maximum USD ($)	Sep. 30, 2014 Credit Agreement Accordion feature Minimum USD ($)	Dec. 31, 2013 Credit Agreement Accordion feature Minimum USD ($)	Sep. 30, 2014 Working capital revolving credit facility USD ($)	Dec. 31, 2013 Working capital revolving credit facility USD ($)	Dec. 31, 2012 Working capital revolving credit facility USD ($)	Dec. 31, 2013 Working capital revolving credit facility Eurocurrency/Eurodollar rate	Sep. 30, 2014 Working capital revolving credit facility Eurocurrency/Eurodollar rate	Dec. 15, 2013 Working capital revolving credit facility Eurocurrency/Eurodollar rate	Dec. 15, 2013 Working capital revolving credit facility Eurocurrency/Eurodollar rate	Nov. 15, 2012 Working capital revolving credit facility Eurocurrency/Eurodollar rate	Dec. 31, 2013 Working capital revolving credit facility Eurocurrency/Eurodollar rate Maximum	Sep. 30, 2014 Working capital revolving credit facility Eurocurrency/Eurodollar rate Maximum	Dec. 15, 2013 Working capital revolving credit facility Eurocurrency/Eurodollar rate Maximum	Dec. 15, 2013 Working capital revolving credit facility Eurocurrency/Eurodollar rate Maximum	Nov. 15, 2012 Working capital revolving credit facility Eurocurrency/Eurodollar rate Maximum	Dec. 31, 2013 Working capital revolving credit facility Eurocurrency/Eurodollar rate Minimum	Sep. 30, 2014 Working capital revolving credit facility Eurocurrency/Eurodollar rate Minimum	Dec. 15, 2013 Working capital revolving credit facility Eurocurrency/Eurodollar rate Minimum	Dec. 15, 2013 Working capital revolving credit facility Eurocurrency/Eurodollar rate Minimum	Nov. 15, 2012 Working capital revolving credit facility Eurocurrency/Eurodollar rate Minimum	Dec. 31, 2013 Working capital revolving credit facility Cost of funds rate	Sep. 30, 2014 Working capital revolving credit facility Cost of funds rate	Dec. 15, 2013 Working capital revolving credit facility Cost of funds rate	Dec. 15, 2013 Working capital revolving credit facility Cost of funds rate	Nov. 15, 2012 Working capital revolving credit facility Cost of funds rate	Dec. 31, 2013 Working capital revolving credit facility Cost of funds rate Maximum	Sep. 30, 2014 Working capital revolving credit facility Cost of funds rate Maximum	Dec. 15, 2013 Working capital revolving credit facility Cost of funds rate Maximum	Dec. 15, 2013 Working capital revolving credit facility Cost of funds rate Maximum	Nov. 15, 2012 Working capital revolving credit facility Cost of funds rate Maximum	Dec. 31, 2013 Working capital revolving credit facility Cost of funds rate Minimum	Sep. 30, 2014 Working capital revolving credit facility Cost of funds rate Minimum	Dec. 15, 2013 Working capital revolving credit facility Cost of funds rate Minimum	Dec. 15, 2013 Working capital revolving credit facility Cost of funds rate Minimum	Nov. 15, 2012 Working capital revolving credit facility Cost of funds rate Minimum	Dec. 31, 2013 Working capital revolving credit facility Base rate	Sep. 30, 2014 Working capital revolving credit facility Base rate	Dec. 15, 2013 Working capital revolving credit facility Base rate	Dec. 15, 2013 Working capital revolving credit facility Base rate	Nov. 15, 2012 Working capital revolving credit facility Base rate	Dec. 31, 2013 Working capital revolving credit facility Base rate Maximum	Sep. 30, 2014 Working capital revolving credit facility Base rate Maximum	Dec. 15, 2013 Working capital revolving credit facility Base rate Maximum	Dec. 15, 2013 Working capital revolving credit facility Base rate Maximum	Nov. 15, 2012 Working capital revolving credit facility Base rate Maximum	Dec. 31, 2013 Working capital revolving credit facility Base rate Minimum	Sep. 30, 2014 Working capital revolving credit facility Base rate Minimum	Dec. 15, 2013 Working capital revolving credit facility Base rate Minimum	Dec. 15, 2013 Working capital revolving credit facility Base rate Minimum	Nov. 15, 2012 Working capital revolving credit facility Base rate Minimum	Sep. 30, 2014 Working capital revolving credit facility Swing line loans USD ($)	Dec. 31, 2013 Working capital revolving credit facility Swing line loans USD ($)	Sep. 30, 2014 Working capital revolving credit facility Credit Agreement Accordion feature Maximum USD ($)	Dec. 31, 2013 Working capital revolving credit facility Credit Agreement Accordion feature Maximum USD ($)	Sep. 30, 2014 Letter of credit USD ($)	Dec. 31, 2013 Letter of credit USD ($)	Sep. 30, 2014 Revolving credit facility USD ($)	Dec. 31, 2013 Revolving credit facility USD ($)	Dec. 31, 2013 Revolving credit facility Eurocurrency/Eurodollar rate	Sep. 30, 2014 Revolving credit facility Eurocurrency/Eurodollar rate	Dec. 15, 2013 Revolving credit facility Eurocurrency/Eurodollar rate	Dec. 15, 2013 Revolving credit facility Eurocurrency/Eurodollar rate	Nov. 15, 2012 Revolving credit facility Eurocurrency/Eurodollar rate	Dec. 31, 2013 Revolving credit facility Eurocurrency/Eurodollar rate Maximum	Sep. 30, 2014 Revolving credit facility Eurocurrency/Eurodollar rate Maximum	Dec. 15, 2013 Revolving credit facility Eurocurrency/Eurodollar rate Maximum	Dec. 15, 2013 Revolving credit facility Eurocurrency/Eurodollar rate Maximum	Nov. 15, 2012 Revolving credit facility Eurocurrency/Eurodollar rate Maximum	Dec. 31, 2013 Revolving credit facility Eurocurrency/Eurodollar rate Minimum	Sep. 30, 2014 Revolving credit facility Eurocurrency/Eurodollar rate Minimum	Dec. 15, 2013 Revolving credit facility Eurocurrency/Eurodollar rate Minimum	Dec. 15, 2013 Revolving credit facility Eurocurrency/Eurodollar rate Minimum	Nov. 15, 2012 Revolving credit facility Eurocurrency/Eurodollar rate Minimum	Dec. 31, 2013 Revolving credit facility Cost of funds rate	Sep. 30, 2014 Revolving credit facility Cost of funds rate	Dec. 15, 2013 Revolving credit facility Cost of funds rate	Dec. 15, 2013 Revolving credit facility Cost of funds rate	Nov. 15, 2012 Revolving credit facility Cost of funds rate	Dec. 31, 2013 Revolving credit facility Cost of funds rate Maximum	Sep. 30, 2014 Revolving credit facility Cost of funds rate Maximum	Dec. 15, 2013 Revolving credit facility Cost of funds rate Maximum	Dec. 15, 2013 Revolving credit facility Cost of funds rate Maximum	Nov. 15, 2012 Revolving credit facility Cost of funds rate Maximum	Dec. 31, 2013 Revolving credit facility Cost of funds rate Minimum	Sep. 30, 2014 Revolving credit facility Cost of funds rate Minimum	Dec. 15, 2013 Revolving credit facility Cost of funds rate Minimum	Dec. 15, 2013 Revolving credit facility Cost of funds rate Minimum	Nov. 15, 2012 Revolving credit facility Cost of funds rate Minimum	Dec. 31, 2013 Revolving credit facility Base rate	Sep. 30, 2014 Revolving credit facility Base rate	Dec. 15, 2013 Revolving credit facility Base rate	Dec. 15, 2013 Revolving credit facility Base rate	Nov. 15, 2012 Revolving credit facility Base rate	Dec. 31, 2013 Revolving credit facility Base rate Maximum	Sep. 30, 2014 Revolving credit facility Base rate Maximum	Dec. 15, 2013 Revolving credit facility Base rate Maximum	Dec. 15, 2013 Revolving credit facility Base rate Maximum	Nov. 15, 2012 Revolving credit facility Base rate Maximum	Dec. 31, 2013 Revolving credit facility Base rate Minimum	Sep. 30, 2014 Revolving credit facility Base rate Minimum	Dec. 15, 2013 Revolving credit facility Base rate Minimum	Dec. 15, 2013 Revolving credit facility Base rate Minimum	Nov. 15, 2012 Revolving credit facility Base rate Minimum	Sep. 30, 2014 Revolving credit facility Credit Agreement Accordion feature Maximum USD ($)	Dec. 31, 2013 Revolving credit facility Credit Agreement Accordion feature Maximum USD ($)	Sep. 30, 2014 Credit Agreement USD ($)	Sep. 30, 2014 Credit Agreement CAD	Dec. 31, 2013 Credit Agreement CAD	Dec. 17, 2013 Credit Agreement USD ($)	Dec. 15, 2013 Credit Agreement USD ($)	Dec. 31, 2013 Line of Credit Basin Transload LLC USD ($)	Dec. 09, 2013 Line of Credit Basin Transload LLC USD ($)
Debt
Total available commitments										$ 1,625,000,000	$ 1,625,000,000								$ 10,000,000									$ 1,000,000,000	$ 1,000,000,000																																															$ 50,000,000	$ 50,000,000					$ 625,000,000	$ 625,000,000																																																$ 1,625,000,000	200,000,000	200,000,000	$ 1,625,000,000	$ 1,615,000,000		$ 10,000,000
Number of line of credit facilities														2		2
Number of interest rate swaps														2		2
Additional available commitments																								300,000,000	300,000,000																																																					300,000,000	300,000,000																																																		300,000,000	300,000,000
Increased credit facility	0		3,700,000																					1,925,000,000	1,925,000,000
Request Amount																										25,000,000	5,000,000
Variable rate basis																															Eurocurrency rate	Eurocurrency rate	Eurodollar rate	Eurodollar rate	Eurodollar rate											cost of funds	cost of funds	cost of funds	cost of funds	cost of funds											base rate	base rate	base rate	base rate	base rate																			Eurocurrency rate	Eurocurrency rate	Eurodollar rate	Eurodollar rate	Eurodollar rate											cost of funds	cost of funds	cost of funds	cost of funds	cost of funds											base rate	base rate	base rate	base rate	base rate
Interest rate margin (as a percent)																																				2.50%	2.50%	2.50%	2.50%	3.00%	2.00%	2.00%	2.00%	2.00%	2.50%						2.50%	2.50%	2.50%	2.50%	3.00%	2.00%	2.00%	2.00%	2.00%	2.50%						1.50%	1.50%	1.50%	1.50%	2.00%	1.00%	1.00%	1.00%	1.00%	1.50%														3.25%	3.25%	3.50%	3.50%	3.875%	2.25%	2.25%	2.50%	2.50%	3.00%						3.25%	3.25%	3.50%	3.50%	3.875%	2.25%	2.25%	2.50%	2.50%	3.00%						2.25%	2.25%	2.50%	2.50%	2.875%	1.25%	1.25%	1.50%	1.50%	2.00%
Average interest rates (as a percent)													4.30%	3.80%	4.30%	4.20%	4.00%	4.10%
Commitment fee on the unused portion (as a percent)																				0.50%	0.50%	0.375%	0.375%
Long-term portion																												92,000,000	327,000,000	340,800,000
Current portion	700,000		3,700,000																									1,000,000	0	83,700,000
Total borrowings outstanding												477,600,000		477,600,000		761,700,000																																																																		272,600,000	434,700,000																																																					3,700,000
Outstanding letters of credit																																																																																200,600,000	383,400,000
Total remaining availability for borrowings and letters of credit												946,000,000		946,000,000		479,900,000	218,900,000
Aggregate principal amount						70,000,000	80,000,000
Stated interest rate (as a percent)						8.00%	7.75%
Percentage of face amount for which debt is issued						97.00%
Proceeds from issuance of debt						67,900,000	80,000,000
Amount of discount at issuance, which will be accreted as additional interest over the expected term of Notes						2,100,000
Amount of debt that may be purchased, redeemed or otherwise acquired in any calendar year								10,000,000	5,000,000
Indebtedness allowed to be incurred								60,000,000
Indebtedness allowed to be incurred as a percentage of Consolidated Net Tangible Assets								5.50%
Debt default
Deferred financing fees capitalized																17,700,000	5,300,000	2,300,000
Amortization expenses	$ 4,187,000	$ 5,062,000	$ 6,897,000	$ 5,753,000	$ 4,723,000							$ 1,600,000	$ 1,700,000			$ 6,900,000	$ 5,800,000	$ 4,700,000